Note 8 - Stockholders' Equity- Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding, shares (in shares)	602,000	0
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.79	$ 2.79	$ 0
Granted, shares (in shares)	0	602,000	0
Granted, Weighted Average Exercise Price (in dollars per share)		$ 2.79
Exercised, shares (in shares)		0
Exercised, Weighted Average Exercise Price (in dollars per share)		$ 0
Forfeited or expired, shares (in shares)		0
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)		$ 0
Outstanding, shares (in shares)	602,000	602,000	0
Outstanding, Weighted Average Remaining Contractual Term (Year)	9 years 2 months 12 days	9 years 10 months 24 days
Outstanding, Intrinsic Value		$ 355,180
Exercisable, shares (in shares)		(0)
Exercisable, Weighted Average Exercise Price (in dollars per share)		$ 0
Exercisable, Intrinsic Value		$ 0